Current Maturities of Long Term Loans	12 Months Ended
Dec. 31, 2017
Current Maturities of Long Term Loans/Long-Term Loans, Net of Current Maturities [Abstract]
CURRENT MATURITIES OF LONG TERM LOANS
NOTE 9:-	CURRENT MATURITIES OF LONG TERM LOANS

	Loan	Weighted interest rate as of December 31, 2017	December 31
Short term loans	currency	%	2017	2016

Current maturities	NIS	3.35	505	400

			505	400

As of December 31, 2017, the Company’s subsidiary Bos Odem has an unutilized short term credit line in the amount of $317, bearing an annual interest of 3.1%.